Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest Income
Interest on loans	$ 7,098,000	$ 6,038,000
Interest and dividends on time deposits and investment securities	183,000	252,000
Total Interest Income	7,281,000	6,290,000
Interest Expense
Interest on deposits	1,678,000	1,640,000
Interest on Federal Home Loan Bank borrowings	42,000	42,000
Total Interest Expense	1,720,000	1,682,000
Net Interest Income	5,561,000	4,608,000
Provision for Loan Losses	394,000	240,000
Net Interest Income after Provision for Loan Losses	5,167,000	4,368,000
Non-Interest Income
Mortgage banking and title abstract fees	331,000	471,000
Other fees and services charges	48,000	101,000
Income from bank-owned life insurance	49,000
Net gain on the sales of loans	1,442,000	832,000
Gain on the sale of SBA loans	164,000
Gain on the sales of investment securities		88,000
Loss on sale of other real estate owned	(63,000)	(23,000)
Other	32,000	28,000
Total Non-Interest Income, net	2,003,000	1,497,000
Non-Interest Expense
Salaries and employee benefits	3,422,000	2,912,000
Directors’ fees and expenses	205,000	222,000
Occupancy and equipment	542,000	485,000
Professional fees	361,000	524,000
FDIC deposit insurance assessment	101,000	77,000
Other real estate owned expenses	14,000	46,000
Advertising	75,000	80,000
Other	514,000	400,000
Total Non-Interest Expense	5,234,000	4,746,000
Income before Income Taxes	1,936,000	1,119,000
Income Taxes	694,000	417,000
Net Income	$ 1,242,000	$ 702,000
Earnings per share – basic (in Dollars per share)	$ 1.46	$ 0.79
Average shares outstanding - basic (in Shares)	851,866	889,190
Earnings per share - diluted (in Dollars per share)	$ 1.37	$ 0.76
Average shares outstanding - diluted (in Shares)	905,321	927,270